Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 4,262	$ 3,879	$ 7,155	$ 6,769
Cost of goods sold	3,209	3,007	5,360	5,204
Gross profit	1,053	872	1,795	1,565
Operating expenses:
Selling and marketing	542	591	974	1,089
General and administrative	603	683	1,142	1,388
Operating expenses	1,145	1,274	2,116	2,477
Loss from operations	(92)	(402)	(321)	(912)
Other (expense) income, net	(14)	3	(57)	(8)
Loss before income taxes	(106)	(399)	(378)	(920)
Income tax expense, net	(10)	(30)	(16)	(48)
Net loss	$ (116)	$ (429)	$ (394)	$ (968)
Net loss per share - basic and diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average basic and diluted common shares outstanding	41,075,505	39,078,592	41,023,950	38,894,504